FINANCIAL INSTRUMENTS (Details 26) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	$ 827,118	$ 741,034
Trade and other non-current payables	$ 26,847	2,272
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Eufores S.A.
Short-term Debt	$ 302,009	266,510
Non-current portion of non-current borrowings	697,509	817,696
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Current bonds issued and current portion of non-current bonds issued	239,551	232,745
Non-current portion of non-current bonds issued	7,024,006	7,110,903
Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	46,174	54,730
Trade and other non-current payables	$ 295,147	$ 134,965
Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	U.F.
Description of functional currency		U.F.
Trade and other payables, undiscounted cash flows	$ 1,060
Trade and other current payables		$ 1,416
Trade and other non-current payables	$ 1,276	$ 2,089
Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	U.F.	U.S. dollars
Trade and other current payables	$ 282	$ 240
Trade and other non-current payables	$ 5,782	$ 1,440
Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	U.S. dollar
Description of functional currency		U.F.
Trade and other current payables	$ 240	$ 1,183
Trade and other non-current payables	$ 1,200	$ 0
Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	U.F.	Chilean pesos
Trade and other current payables	$ 242	$ 128
Trade and other non-current payables	$ 0	$ 64
Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	U.F.	U.F.
Trade and other current payables	$ 385	$ 3,227
Trade and other non-current payables	$ 1,117	$ 1,370
Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	Chilean pesos	Chilean pesos
Trade and other current payables	$ 266	$ 223
Trade and other non-current payables	$ 594	$ 725
Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Argentina S.A.	Arauco Argentina S.A.
Name of the Country Bonds	U.S. dollar	U.S. dollars
Trade and other current payables	$ 461	$ 99
Trade and other non-current payables	$ 498	$ 0
Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Argentina S.A.	Arauco Argentina S.A.
Name of the Country Bonds	U.S. dollar	U.S. dollars
Trade and other current payables	$ 16	$ 35
Trade and other non-current payables	$ 0	$ 0
Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Argentina S.A.	Arauco Argentina S.A.
Name of the Country Bonds	U.S. dollar	U.S. dollars
Trade and other current payables	$ 1,003	$ 1,387
Trade and other non-current payables	$ 668	$ 1,670
Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Argentina S.A.	Arauco Argentina S.A.
Name of the Country Bonds	U.S. dollar	U.S. dollars
Trade and other current payables	$ 1,590	$ 1,805
Trade and other non-current payables	$ 750	$ 2,339
Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Florestal Novo Oeste	Arauco Industria de Paineis S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 8	$ 7
Trade and other non-current payables	$ 0	$ 0
Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Florestal Novo Oeste	Arauco Industria de Paineis S.A.
Name of the Country Bonds	Brazilian real
Description of functional currency		Brazilian real
Trade and other current payables	$ 4	$ 36
Trade and other non-current payables	$ 0	$ 24
Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Industria de Paineis S.A.	Arauco Industria de Paineis S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 25	$ 37
Trade and other non-current payables	$ 0	$ 1
Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Industria de Paineis S.A.	Arauco Industria de Paineis S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 17	$ 164
Trade and other non-current payables	$ 27	$ 0
Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Industria de Paineis S.A.	Arauco Forest Brasil S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 40	$ 15
Trade and other non-current payables	$ 9	$ 1
Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Forest Brasil S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 1	$ 4,151
Trade and other non-current payables	$ 0	$ 19,364
Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco Florestal Arapoti S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 4,854	$ 5
Trade and other non-current payables	$ 17,912	$ 0
Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco do Brasil S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 552	$ 248
Trade and other non-current payables	$ 131	$ 192
Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Florestal Arapoti S.A.	Arauco do Brasil S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 181	$ 96
Trade and other non-current payables	$ 24	$ 44
Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco do Brasil S.A.	Arauco do Brasil S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 209	$ 315
Trade and other non-current payables	$ 52	$ 0
Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	93.458.000-1
Name of subsidiary	Arauco do Brasil S.A.	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	Brazilian real	U.F.
Trade and other current payables	$ 74	$ 1,528
Trade and other non-current payables	$ 14	$ 9,108
Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	93.458.000-1
Name of subsidiary	Arauco do Brasil S.A.	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	Brazilian real	U.F.
Trade and other current payables	$ 38	$ 541
Trade and other non-current payables	$ 2	$ 510
Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	93.458.000-1
Name of subsidiary	Arauco Celulose do Brasil S.A.	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	Brazilian real	Chilean pesos
Trade and other current payables	$ 4,411	$ 61
Trade and other non-current payables	$ 61,380	$ 15
Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	93.458.000-1
Name of subsidiary	Mahal Empreendimentos e Participações S.A.	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	Brazilian real
Description of functional currency		Chilean pesos
Trade and other current payables	$ 755	$ 17,019
Trade and other non-current payables	$ 492	$ 5,896
Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	93.458.000-1
Name of subsidiary	Mahal Empreendimentos e Participações S.A.	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	Brazilian real	U.S. dollars
Trade and other current payables	$ 2,381	$ 31
Trade and other non-current payables	$ 33,332	$ 0
Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Mahal Empreendimentos e Participações S.A.	Arauco North America, Inc.
Name of the Country Bonds	Brazilian real	U.S. dollars
Trade and other current payables	$ 71	$ 1,135
Trade and other non-current payables	$ 0	$ 7,080
Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	0
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Arauco North America, Inc.
Name of the Country Bonds	U.F.	U.S. dollars
Trade and other current payables	$ 1,697	$ 244
Trade and other non-current payables	$ 8,486	$ 241
Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	0
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Arauco Canada Limited
Name of the Country Bonds	U.F.	Canadian dollars
Trade and other current payables	$ 313	$ 9
Trade and other non-current payables	$ 257	$ 0
Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	0
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Arauco Canada Limited
Name of the Country Bonds	Chilean pesos	Canadian dollars
Trade and other current payables	$ 15	$ 57
Trade and other non-current payables	$ 0	$ 119
Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	0
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa y Energía Punta Pereira S.A.
Name of the Country Bonds	U.S. dollar	U.S. dollars
Trade and other current payables	$ 3,997	$ 593
Trade and other non-current payables	$ 76,658	$ 9,519
Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	0
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Eufores S.A.
Name of the Country Bonds	Chilean pesos	U.S. dollars
Trade and other current payables	$ 5,819	$ 4,281
Trade and other non-current payables	$ 0	$ 58,800
Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco North America, Inc.	Eufores S.A.
Name of the Country Bonds	U.S. dollar	U.S. dollars
Trade and other current payables	$ 1,188	$ 1,223
Trade and other non-current payables	$ 4,241	$ 6,111
Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco North America, Inc.	Eufores S.A.
Name of the Country Bonds	U.S. dollar	U.S. dollars
Trade and other current payables	$ 713	$ 280
Trade and other non-current payables	$ 893	$ 207
Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	96.510.970-6
Name of subsidiary	Arauco Canada Limited	Maderas Arauco S.A.
Name of the Country Bonds	Canadian dollar	Chilean pesos
Trade and other current payables	$ 27	$ 10,720
Trade and other non-current payables	$ 0	$ 4,915
Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	96.510.970-6
Name of subsidiary	Celulosa y Energía Punta Pereira S.A.	Maderas Arauco S.A.
Name of the Country Bonds	U.S. dollar	U.F.
Trade and other current payables	$ 958	$ 309
Trade and other non-current payables	$ 10,055	$ 126
Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Eufores S.A.	Arauco Colombia S.A.
Name of the Country Bonds	U.S. dollar	U.S. dollars
Trade and other current payables	$ 3,901	$ 51
Trade and other non-current payables	$ 62,400	$ 0
Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		0
Name of subsidiary	Eufores S.A.	Arauco Europe Cooperatief U.A.
Name of the Country Bonds	U.S. dollar	Euros
Trade and other current payables	$ 1,223	$ 21
Trade and other non-current payables	$ 4,888	$ 34
Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Eufores S.A.	Arauco Europe Cooperatief U.A.
Name of the Country Bonds	U.S. dollar	Euros
Trade and other current payables	$ 158	$ 93
Trade and other non-current payables	$ 49	$ 143
Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	96.510.970-6	0
Name of subsidiary	Maderas Arauco S.A.	Araucomex S.A. de C.V.
Name of the Country Bonds	Chilean pesos	Mexican pesos
Trade and other current payables	$ 4,851	$ 1,324
Trade and other non-current payables	$ 0	$ 2,210
Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	96.510.970-6	0
Name of subsidiary	Maderas Arauco S.A.	Araucomex S.A. de C.V.
Name of the Country Bonds	U.F.	U.S. dollars
Trade and other current payables	$ 105	$ 111
Trade and other non-current payables	$ 37	$ 97
Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Europe Cooperatief U.A.	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	Euros	U.S. dollars
Trade and other current payables	$ 25	$ 131
Trade and other non-current payables	$ 33	$ 0
Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Europe Cooperatief U.A.	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	Euros
Description of functional currency		Mexican pesos
Trade and other current payables	$ 72	$ 50
Trade and other non-current payables	$ 90	$ 112
Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Araucomex S.A. de C.V.	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	Mexican pesos	Mexican pesos
Trade and other current payables	$ 1,582	$ 4
Trade and other non-current payables	$ 1,620	$ 8
Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Araucomex S.A. de C.V.	Araucomex Servicios S.A. de C.V.
Name of the Country Bonds	U.S. dollar	Mexican pesos
Trade and other current payables	$ 97	$ 0
Trade and other non-current payables	$ 0	$ 54
Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Arauco Industria de México, S.A. de C.V.	Araucomex Servicios S.A. de C.V.
Name of the Country Bonds	Mexican pesos
Description of functional currency		Mexican pesos
Trade and other current payables	$ 70	$ 1
Trade and other non-current payables	$ 113	$ 298
Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	96.637.330-K
Name of subsidiary	Arauco Industria de México, S.A. de C.V.	Servicios Logisticos Arauco S.A.
Name of the Country Bonds	U.S. dollar	U.F.
Trade and other current payables	$ 105	$ 63
Trade and other non-current payables	$ 0	$ 15
Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	79.990.550-7
Name of subsidiary	Arauco Industria de México, S.A. de C.V.	Investigaciones Forestales Bioforest S.A.
Name of the Country Bonds	Mexican pesos	U.F.
Trade and other current payables	$ 22	$ 33
Trade and other non-current payables	$ 0	$ 24
Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds	Mexican pesos
Trade and other current payables	$ 4
Trade and other non-current payables	$ 5
Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Arauco Industria de México, S.A. de C.V.
Description of functional currency	Mexican pesos
Trade and other current payables	$ 6
Trade and other non-current payables	$ 11
Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Araucomex Servicios S.A. de C.V.
Name of the Country Bonds	Mexican pesos
Trade and other current payables	$ 23
Trade and other non-current payables	$ 46
Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	96.637.330-K
Name of subsidiary	Servicios Logisticos Arauco S.A.
Name of the Country Bonds	U.F.
Trade and other current payables	$ 16
Trade and other non-current payables	$ 0
Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	79.990.550-7
Name of subsidiary	Investigaciones Forestales Bioforest S.A.
Name of the Country Bonds	U.F.
Trade and other current payables	$ 21
Trade and other non-current payables	$ 5
Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	Euros	Euros
Short-term Debt	$ 71,000	$ 74,577
Non-current portion of non-current borrowings	$ 390,298	$ 501,436
Borrowings, interest rate	1.10%	1.10%
Borrowings, Nominal interest rate	1.06%	1.06%
Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	0
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Zona Franca Punta Pereira S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Short-term Debt	$ 60,259	$ 2,167
Non-current portion of non-current borrowings	$ 0	$ 2,121
Borrowings, interest rate	5.17%	2.20%
Borrowings, Nominal interest rate	5.17%	2.05%
Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Zona Franca Punta Pereira S.A.	Zona Franca Punta Pereira S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Short-term Debt	$ 2,212	$ 18,340
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	5.89%	1.00%
Borrowings, Nominal interest rate	2.05%	1.00%
Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Zona Franca Punta Pereira S.A.	Celulosa y Energia Punta Pereira S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Short-term Debt	$ 5,122	$ 8,765
Non-current portion of non-current borrowings	$ 0	$ 8,579
Borrowings, interest rate	4.95%	2.20%
Borrowings, Nominal interest rate	4.95%	2.05%
Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Celulosa y Energia Punta Pereira S.A.	Celulosa y Energia Punta Pereira S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Short-term Debt	$ 8,812	$ 49,269
Non-current portion of non-current borrowings	$ 0	$ 24,065
Borrowings, interest rate	5.89%	3.20%
Borrowings, Nominal interest rate	2.05%	3.20%
Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Celulosa y Energia Punta Pereira S.A.	Celulosa y Energia Punta Pereira S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Short-term Debt	$ 24,459	$ 238
Non-current portion of non-current borrowings	$ 0	$ 102
Borrowings, interest rate	3.20%	0.00%
Borrowings, Nominal interest rate	3.20%	0.00%
Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary		Eufores S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Short-term Debt	$ 27,688	$ 26,532
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	1.40%	1.40%
Borrowings, Nominal interest rate	1.40%	1.40%
Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Stora Enso Uruguay S.A.	Stora Enso Uruguay S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Short-term Debt	$ 2,517	$ 554
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	1.40%	1.40%
Borrowings, Nominal interest rate	1.40%	1.40%
Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Zona Franca Punta Pereira S.A.	Eufores S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Short-term Debt	$ 7,551	$ 2,512
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	1.40%	1.00%
Borrowings, Nominal interest rate	1.40%	1.00%
Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Eufores S.A.	Eufores S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Short-term Debt	$ 15,382	$ 12,562
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	5.17%	1.00%
Borrowings, Nominal interest rate	5.165%	1.00%
Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Eufores S.A.	Eufores S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Short-term Debt	$ 21,382	$ 5,025
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	5.12%	1.00%
Borrowings, Nominal interest rate	5.12%	1.00%
Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Forest Brasil S.A.	Eufores S.A.
Description of functional currency	Brazilian real	U.S. dollars
Short-term Debt	$ 5,656	$ 27,135
Non-current portion of non-current borrowings	$ 53,844	$ 0
Borrowings, interest rate	15.30%	1.00%
Borrowings, Nominal interest rate	1.65%	1.00%
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Mahal Empreendimentos e Participações S.A.	Arauco Florestal Arapoti S.A.
Description of functional currency	Brazilian real	Brazilian real
Short-term Debt	$ 4,209	$ 226
Non-current portion of non-current borrowings	$ 36,120	$ 0
Borrowings, interest rate	15.20%	5.00%
Borrowings, Nominal interest rate	1.55%	5.00%
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco North America, Inc.	Arauco Forest Brasil S.A.
Description of functional currency	U.S. dollar	Brazilian real
Short-term Debt	$ 45,760	$ 201
Non-current portion of non-current borrowings	$ 217,247	$ 0
Borrowings, interest rate	4.23%	5.00%
Borrowings, Nominal interest rate	1.65%	5.00%
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		0
Name of subsidiary		Arauco Forest Brasil S.A.
Description of functional currency		Brazilian real
Short-term Debt		$ 94
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		8.23%
Borrowings, Nominal interest rate		2.91%
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		0
Name of subsidiary		Arauco Forest Brasil S.A.
Description of functional currency		Brazilian real
Short-term Debt		$ 56
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		9.23%
Borrowings, Nominal interest rate		3.91%
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		0
Name of subsidiary		Arauco Forest Brasil S.A.
Description of functional currency		U.S. dollars
Short-term Debt		$ 124
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		5.72%
Borrowings, Nominal interest rate		2.91%
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		0
Name of subsidiary		Arauco Forest Brasil S.A.
Description of functional currency		Brazilian real
Short-term Debt		$ 64
Non-current portion of non-current borrowings		$ 0
Borrowings, interest rate		10.43%
Borrowings, Nominal interest rate		5.11%
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		0
Name of subsidiary		Mahal Emprendimientos e participações S.A.
Description of functional currency		Brazilian real
Short-term Debt		$ 2,776
Non-current portion of non-current borrowings		$ 34,582
Borrowings, interest rate		10.70%
Borrowings, Nominal interest rate		1.55%
Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary		Arauco North America, Inc.
Description of functional currency		U.S. dollars
Short-term Debt		$ 35,293
Non-current portion of non-current borrowings		$ 246,811
Borrowings, interest rate		1.99%
Borrowings, Nominal interest rate		1.65%
Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	4.25%	4.25%
Borrowings, Nominal interest rate	4.25%	4.25%
Current bonds issued and current portion of non-current bonds issued	$ 23,934	$ 22,113
Non-current portion of non-current bonds issued	$ 127,135	$ 135,153
Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	4.24%	4.25%
Borrowings, Nominal interest rate	4.25%	4.25%
Current bonds issued and current portion of non-current bonds issued	$ 9,573	$ 8,845
Non-current portion of non-current bonds issued	$ 50,855	$ 54,062
Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.95%	4.00%
Borrowings, Nominal interest rate	4.00%	4.00%
Current bonds issued and current portion of non-current bonds issued	$ 25,840	$ 23,778
Non-current portion of non-current bonds issued	$ 199,337	$ 201,453
Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.56%	3.60%
Borrowings, Nominal interest rate	3.60%	3.60%
Current bonds issued and current portion of non-current bonds issued	$ 7,317	$ 6,546
Non-current portion of non-current bonds issued	$ 289,199	$ 265,274
Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	2.43%	2.40%
Borrowings, Nominal interest rate	2.40%	2.40%
Current bonds issued and current portion of non-current bonds issued	$ 4,892	$ 4,377
Non-current portion of non-current bonds issued	$ 219,731	$ 200,958
Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	2.11%	2.10%
Borrowings, Nominal interest rate	2.10%	2.10%
Current bonds issued and current portion of non-current bonds issued	$ 2,570	$ 2,299
Non-current portion of non-current bonds issued	$ 135,883	$ 123,865
Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	2.68%	2.70%
Borrowings, Nominal interest rate	2.70%	2.70%
Current bonds issued and current portion of non-current bonds issued	$ 6,050	$ 5,412
Non-current portion of non-current bonds issued	$ 346,553	$ 315,450
Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Borrowings, interest rate	4.51%	4.50%
Borrowings, Nominal interest rate	4.50%	4.50%
Current bonds issued and current portion of non-current bonds issued	$ 22,500	$ 22,500
Non-current portion of non-current bonds issued	$ 522,500	$ 545,000
Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Borrowings, interest rate	3.89%	3.88%
Borrowings, Nominal interest rate	3.88%	3.88%
Current bonds issued and current portion of non-current bonds issued	$ 19,375	$ 19,375
Non-current portion of non-current bonds issued	$ 567,813	$ 587,188
Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Borrowings, interest rate	5.50%	5.50%
Borrowings, Nominal interest rate	5.50%	5.50%
Current bonds issued and current portion of non-current bonds issued	$ 22,000	$ 22,000
Non-current portion of non-current bonds issued	$ 928,000	$ 950,000
Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Borrowings, interest rate	4.26%	4.25%
Borrowings, Nominal interest rate	4.25%	4.25%
Current bonds issued and current portion of non-current bonds issued	$ 21,250	$ 21,250
Non-current portion of non-current bonds issued	$ 616,875	$ 638,125
Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Borrowings, interest rate	5.50%	5.50%
Borrowings, Nominal interest rate	5.50%	5.50%
Current bonds issued and current portion of non-current bonds issued	$ 27,500	$ 27,500
Non-current portion of non-current bonds issued	$ 1,201,250	$ 1,228,750
Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Borrowings, interest rate	4.20%	4.20%
Borrowings, Nominal interest rate	4.20%	4.20%
Current bonds issued and current portion of non-current bonds issued	$ 21,000	$ 21,000
Non-current portion of non-current bonds issued	$ 636,500	$ 657,500
Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollars
Borrowings, interest rate	5.16%	5.15%
Borrowings, Nominal interest rate	5.15%	5.15%
Current bonds issued and current portion of non-current bonds issued	$ 25,750	$ 25,750
Non-current portion of non-current bonds issued	1,182,375	1,208,125
Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Short-term Debt	109,889	29,658
Trade and other current payables	809,813	731,659
Not later than three months [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	93,194	30,569
Not later than three months [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	34,625	34,625
Not later than three months [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	13,193	14,654
Not later than three months [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		420
Trade and other payables, undiscounted cash flows	421
Not later than three months [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	282	60
Not later than three months [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		550
Trade and other payables, undiscounted cash flows	60
Not later than three months [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	242	32
Not later than three months [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	96	1,050
Not later than three months [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	97	91
Not later than three months [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	116	51
Not later than three months [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	6	13
Not later than three months [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	251	347
Not later than three months [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	429	519
Not later than three months [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5	3
Not later than three months [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		9
Trade and other payables, undiscounted cash flows	1
Not later than three months [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	9	13
Not later than three months [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5	110
Not later than three months [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	10	5
Not later than three months [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1	1,038
Not later than three months [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,569	2
Not later than three months [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	147	49
Not later than three months [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	92	23
Not later than three months [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	52	94
Not later than three months [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	21	389
Not later than three months [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	18	146
Not later than three months [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	381	15
Not later than three months [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		4,255
Trade and other payables, undiscounted cash flows	203
Not later than three months [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	31
Not later than three months [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	18	271
Not later than three months [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	424	40
Not later than three months [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	139	9
Not later than three months [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	15	14
Not later than three months [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	999	148
Not later than three months [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,866	1,070
Not later than three months [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	336	306
Not later than three months [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	173	70
Not later than three months [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4	2,795
Not later than three months [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	239	85
Not later than three months [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	975	6
Not later than three months [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	306	5
Not later than three months [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	70	37
Not later than three months [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,400	321
Not later than three months [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	63	27
Not later than three months [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	7	98
Not later than three months [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		11
Trade and other payables, undiscounted cash flows	18
Not later than three months [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	456	1
Not later than three months [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	29	0
Not later than three months [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	17
Not later than three months [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	79	17
Not later than three months [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	13	8
Not later than three months [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1
Not later than three months [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1
Not later than three months [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	6
Not later than three months [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	16
Not later than three months [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	9
Not later than three months [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	60,259	1,089
Not later than three months [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,138	0
Not later than three months [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	4,406
Not later than three months [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,512	24,827
Not later than three months [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	24,459	136
Not later than three months [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,826	0
Not later than three months [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		32
Not later than three months [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		19
Not later than three months [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		38
Not later than three months [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		22
Not later than three months [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Not later than three months [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Not later than three months [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	11,250	11,250
Not later than three months [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,500	10,500
Not later than three months [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,875	12,875
Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Short-term Debt	167,905	219,177
Trade and other current payables	17,305	9,375
Later than three months and not later than one year [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	208,815	235,941
Later than three months and not later than one year [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	204,926	198,120
Later than three months and not later than one year [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	32,981	40,076
Later than three months and not later than one year [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		996
Trade and other payables, undiscounted cash flows	639
Later than three months and not later than one year [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	180
Later than three months and not later than one year [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		633
Trade and other payables, undiscounted cash flows	180
Later than three months and not later than one year [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	96
Later than three months and not later than one year [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	289	2,177
Later than three months and not later than one year [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	169	132
Later than three months and not later than one year [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	345	48
Later than three months and not later than one year [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	10	22
Later than three months and not later than one year [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	752	1,040
Later than three months and not later than one year [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,161	1,286
Later than three months and not later than one year [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3	4
Later than three months and not later than one year [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		27
Trade and other payables, undiscounted cash flows	3
Later than three months and not later than one year [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	16	24
Later than three months and not later than one year [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	12	54
Later than three months and not later than one year [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	30	10
Later than three months and not later than one year [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	3,113
Later than three months and not later than one year [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,285	3
Later than three months and not later than one year [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	405	199
Later than three months and not later than one year [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	89	73
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	157	221
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	53	1,139
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	20	395
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,030	46
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		12,764
Trade and other payables, undiscounted cash flows	552
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,381	0
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	53	864
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,273	204
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	174	0
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	43
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,998	445
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,953	3,211
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	852	917
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	540	210
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	23	7,925
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	719	224
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,926	45
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	917	16
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	88	56
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,451	1,003
Later than three months and not later than one year [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	42	84
Later than three months and not later than one year [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	18	33
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		39
Trade and other payables, undiscounted cash flows	54
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,126	3
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	68	0
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		1
Trade and other payables, undiscounted cash flows	53
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	26	46
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	9	25
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5
Later than three months and not later than one year [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	17
Later than three months and not later than one year [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three months and not later than one year [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	12
Later than three months and not later than one year [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	71,000	74,577
Later than three months and not later than one year [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	1,078
Later than three months and not later than one year [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,074	18,340
Later than three months and not later than one year [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,122	4,359
Later than three months and not later than one year [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,300	24,442
Later than three months and not later than one year [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	102
Later than three months and not later than one year [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	27,688	26,532
Later than three months and not later than one year [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,517	554
Later than three months and not later than one year [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	7,551	2,512
Later than three months and not later than one year [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	15,382	12,562
Later than three months and not later than one year [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	21,382	5,025
Later than three months and not later than one year [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,830	27,135
Later than three months and not later than one year [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,209	226
Later than three months and not later than one year [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	45,760	201
Later than three months and not later than one year [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		62
Later than three months and not later than one year [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		37
Later than three months and not later than one year [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		86
Later than three months and not later than one year [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		42
Later than three months and not later than one year [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2,776
Later than three months and not later than one year [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		35,293
Later than three months and not later than one year [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	23,934	22,113
Later than three months and not later than one year [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	9,573	8,845
Later than three months and not later than one year [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,840	23,778
Later than three months and not later than one year [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,317	6,546
Later than three months and not later than one year [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,892	4,377
Later than three months and not later than one year [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,570	2,299
Later than three months and not later than one year [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,050	5,412
Later than three months and not later than one year [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	11,250	11,250
Later than three months and not later than one year [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	19,375
Later than three months and not later than one year [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	22,000
Later than three months and not later than one year [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	21,250
Later than three months and not later than one year [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500	27,500
Later than three months and not later than one year [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,500	10,500
Later than three months and not later than one year [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,875	12,875
Later than one year and not later than two years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	303,039	146,195
Later than one year and not later than two years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	737,715	231,104
Later than one year and not later than two years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	33,459	32,611
Later than one year and not later than two years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		948
Trade and other payables, undiscounted cash flows	571
Later than one year and not later than two years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	282	240
Later than one year and not later than two years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	240
Later than one year and not later than two years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	64
Later than one year and not later than two years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	268	371
Later than one year and not later than two years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	120	122
Later than one year and not later than two years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	460	0
Later than one year and not later than two years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	668	1,002
Later than one year and not later than two years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	750	1,589
Later than one year and not later than two years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		24
Trade and other payables, undiscounted cash flows	0
Later than one year and not later than two years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1
Later than one year and not later than two years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	16	0
Later than one year and not later than two years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	9	1
Later than one year and not later than two years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4,149
Later than one year and not later than two years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,885	0
Later than one year and not later than two years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	131	143
Later than one year and not later than two years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	24	31
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	52	0
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	14	1,518
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2	280
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,058	15
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		5,896
Trade and other payables, undiscounted cash flows	328
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,381	0
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,194
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,697	128
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	142	0
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	86
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,011	593
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	6,321
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,020	1,223
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	593	158
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4,915
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	800	94
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	6,808	0
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,222	19
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	49	77
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,104
Later than one year and not later than two years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	28	97
Later than one year and not later than two years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	19	0
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		50
Trade and other payables, undiscounted cash flows	72
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,620	4
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	15
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		105
Trade and other payables, undiscounted cash flows	76
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	15
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	19
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	7
Later than one year and not later than two years [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	26
Later than one year and not later than two years [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than one year and not later than two years [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5
Later than one year and not later than two years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	66,743	73,840
Later than one year and not later than two years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,121
Later than one year and not later than two years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	8,579
Later than one year and not later than two years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	24,065
Later than one year and not later than two years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	102
Later than one year and not later than two years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	5,586	0
Later than one year and not later than two years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	13,463	0
Later than one year and not later than two years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	217,247	0
Later than one year and not later than two years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2,800
Later than one year and not later than two years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		34,688
Later than one year and not later than two years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	23,149	21,412
Later than one year and not later than two years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	9,260	8,565
Later than one year and not later than two years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,102	23,118
Later than one year and not later than two years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,317	6,546
Later than one year and not later than two years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,892	4,377
Later than one year and not later than two years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,570	2,299
Later than one year and not later than two years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,050	5,412
Later than one year and not later than two years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	522,500	22,500
Later than one year and not later than two years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	19,375
Later than one year and not later than two years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	22,000
Later than one year and not later than two years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	21,250
Later than one year and not later than two years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500	27,500
Later than one year and not later than two years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000	21,000
Later than one year and not later than two years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750	25,750
Later than two years and not later than three years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	96,052	296,792
Later than two years and not later than three years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	213,379	729,460
Later than two years and not later than three years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	28,259	19,099
Later than two years and not later than three years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		511
Trade and other payables, undiscounted cash flows	433
Later than two years and not later than three years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	282	240
Later than two years and not later than three years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	240
Later than two years and not later than three years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	209	250
Later than two years and not later than three years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	120	122
Later than two years and not later than three years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	38	0
Later than two years and not later than three years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	668
Later than two years and not later than three years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	750
Later than two years and not later than three years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	11	0
Later than two years and not later than three years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4,149
Later than two years and not later than three years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,885	0
Later than two years and not later than three years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	49
Later than two years and not later than three years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	13
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,518
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	127
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,058	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	164
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,381	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,325
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,697	113
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	88	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	33
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,026	593
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	5,999
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,131	1,223
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	244	49
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	641	25
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	6,306	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,222	12
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	66
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,106
Later than two years and not later than three years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	6	0
Later than two years and not later than three years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	12	0
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		54
Trade and other payables, undiscounted cash flows	18
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	16
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		79
Trade and other payables, undiscounted cash flows	26
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	5
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4
Later than two years and not later than three years [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	17
Later than two years and not later than three years [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	66,040	73,129
Later than two years and not later than three years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	17,983	0
Later than two years and not later than three years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	12,029	0
Later than two years and not later than three years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		11,540
Later than two years and not later than three years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		212,123
Later than two years and not later than three years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,365	20,710
Later than two years and not later than three years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	8,946	8,284
Later than two years and not later than three years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	24,364	22,457
Later than two years and not later than three years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,317	6,546
Later than two years and not later than three years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,892	4,377
Later than two years and not later than three years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,570	2,299
Later than two years and not later than three years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,050	5,412
Later than two years and not later than three years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	522,500
Later than two years and not later than three years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	19,375
Later than two years and not later than three years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	22,000
Later than two years and not later than three years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	21,250
Later than two years and not later than three years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500	27,500
Later than two years and not later than three years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000	21,000
Later than two years and not later than three years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750	25,750
Later than three years and not later than four years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	92,089	82,945
Later than three years and not later than four years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	416,598	205,319
Later than three years and not later than four years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	27,450	15,632
Later than three years and not later than four years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		387
Trade and other payables, undiscounted cash flows	268
Later than three years and not later than four years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	282	240
Later than three years and not later than four years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	240
Later than three years and not later than four years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	640	177
Later than three years and not later than four years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	354	122
Later than three years and not later than four years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4,149
Later than three years and not later than four years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,506	0
Later than three years and not later than four years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,518
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	79
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,058	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,381	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,468
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,697	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	27	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,040	593
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	5,559
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,162	1,222
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	52	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	641	5
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,861	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,222	3
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		8
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	16
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		86
Trade and other payables, undiscounted cash flows	11
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3
Later than three years and not later than four years [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	65,380	72,358
Later than three years and not later than four years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	16,081	0
Later than three years and not later than four years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	10,628	0
Later than three years and not later than four years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		10,587
Later than three years and not later than four years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,581	20,009
Later than three years and not later than four years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	8,633	8,004
Later than three years and not later than four years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	23,625	21,797
Later than three years and not later than four years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,317	6,546
Later than three years and not later than four years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	209,947	4,377
Later than three years and not later than four years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,570	2,299
Later than three years and not later than four years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,050	5,412
Later than three years and not later than four years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	19,375
Later than three years and not later than four years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	22,000
Later than three years and not later than four years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	21,250
Later than three years and not later than four years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500	27,500
Later than three years and not later than four years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000	21,000
Later than three years and not later than four years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750	25,750
Later than four years and not later than five years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	78,905	81,286
Later than four years and not later than five years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	695,128	387,126
Later than four years and not later than five years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		15,426
Trade and other payables, undiscounted cash flows	24,092
Later than four years and not later than five years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		239
Trade and other payables, undiscounted cash flows	4
Later than four years and not later than five years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	282	240
Later than four years and not later than five years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	240
Later than four years and not later than five years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	572
Later than four years and not later than five years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	359
Later than four years and not later than five years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4,149
Later than four years and not later than five years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,636	0
Later than four years and not later than five years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,518
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	24
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,058	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,381	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,318
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,697	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,055	593
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	5,155
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	499	1,222
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	641	2
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,373	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,222	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	7
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		28
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	64,711	71,631
Later than four years and not later than five years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	14,194	0
Later than four years and not later than five years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		9,655
Later than four years and not later than five years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	20,797	19,308
Later than four years and not later than five years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	8,319	7,723
Later than four years and not later than five years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,887	21,136
Later than four years and not later than five years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,317	6,546
Later than four years and not later than five years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	187,827
Later than four years and not later than five years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,570	2,299
Later than four years and not later than five years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,050	5,412
Later than four years and not later than five years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	509,688	19,375
Later than four years and not later than five years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	22,000
Later than four years and not later than five years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	21,250
Later than four years and not later than five years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500	27,500
Later than four years and not later than five years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000	21,000
Later than four years and not later than five years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750	25,750
Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current portion of non-current borrowings	129,657	190,869
Trade and other non-current payables	21,102	0
Later than five years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	127,424	210,478
Later than five years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,961,186	5,557,894
Later than five years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		52,197
Trade and other payables, undiscounted cash flows	181,887
Later than five years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		4
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,654	480
Later than five years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	240	0
Later than five years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	2,768
Later than five years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	3,036
Later than five years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	45,148	0
Later than five years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	23,808	0
Later than five years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,775
Later than five years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,698	0
Later than five years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	60,526	7,147
Later than five years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	35,766
Later than five years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	429	1,221
Later than five years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	7,332	0
Later than five years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	38,052	0
Later than five years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	127,424	210,478
Later than five years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than five years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	39,243	53,714
Later than five years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	15,697	21,486
Later than five years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	103,359	112,945
Later than five years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	259,931	239,090
Later than five years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	125,603	114,669
Later than five years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	322,353	293,802
Later than five years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	509,688
Later than five years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	840,000	862,000
Later than five years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	531,875	553,125
Later than five years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	1,091,250	1,118,750
Later than five years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	552,500	573,500
Later than five years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	$ 1,079,375	$ 1,105,125